SCHEDULE OF ACCOUNTS RECEIVABLE, ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)
IfrsStatementLineItems [Line Items]
Addition	$ 922	¥ 149,852	¥ 26,706
Allowance for credit losses [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	335	54,508	27,805
Addition	922	149,855	26,703
Balance at the end of the year	$ 1,257	¥ 204,363	¥ 54,508